Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value Euro0.50 per share
Amount Registered | shares	147,369,381
Maximum Aggregate Offering Price	$ 6,486,145,894.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 895,736.75
Rule 457(f)	true
Amount of Securities Received | shares	225,369,906
Value of Securities Received, Per Share	28.78
Value of Securities Received	$ 6,486,145,894.68
Fee Note MAOP	$ 6,486,145,894.68
Offering Note	(1) Represents the maximum number of Akzo Nobel N.V. ("AkzoNobel") ordinary shares estimated to be issuable upon the completion of the transactions contemplated by the Merger Agreement, dated as of November 18, 2025 by and between AkzoNobel and Axalta Coating Systems Ltd. ("Axalta") (the "merger agreement") described in AkzoNobel's registration statement on Form F-4 (the "Registration Statement") with which this exhibit is filed, calculated as the product obtained by multiplying (i) the exchange ratio of 0.6539 by (ii) 225,369,906, which is the sum of (A) 214,018,930, the number of Axalta common shares outstanding as of May 21, 2026, and (B) 11,350,976, the maximum number of Axalta common shares authorized for issuance pursuant to Axalta's existing equity plans or otherwise permitted to be issued pursuant to the terms of the merger agreement described in the Registration Statement. (2) Estimated solely for purposes of calculating the amount of the registration fee, the proposed maximum aggregate offering price of the securities being registered was calculated pursuant to Rules 457(c) and 457(f)(1) as the product obtained by multiplying (i) $28.78, the average of the high and low prices per share of Axalta common shares as reported on the New York Stock Exchange on May 21, 2026, by (ii) 225,369,906 (which represents the estimated maximum number of Axalta common shares that may be exchanged in the transactions contemplated by the merger agreement, as described in footnote (1) above).